Commitments	6 Months Ended
Jun. 30, 2023
Capital commitments [abstract]
Commitments	Commitments
The Group has capital expenditure contracted for but not recognised as liabilities as at June 30, 2023. The expenditure is as follows:

June 30, 2023
£’000
Plant and equipment	3,575
Computer software	39
Computer equipment	8
Leasehold improvements	397
Office Furniture and equipment	6
4,025

Gates Foundation private placement commitment

Concurrent with the Company’s IPO on October 5, 2021, the Company completed a private placement to the Gates Foundation as detailed in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2022. Under the terms of the Company’s agreement with the Gates Foundation, the Group is committed to spending $70,000,000 over a four-year period to the research, discovery, and development of small molecule anti-infective therapeutics for future pandemic preparedness, with a specific focus on developing therapeutics that can be applied against multiple species of coronaviridae, influenza, and paramyxoviridae (the “Pandemic Preparedness Program”).

The Group had incurred £8,043,012 relating to the Pandemic Preparedness Program as at June 30, 2023 (December 31, 2022: £6,459,000), with a total outstanding commitment of £43,443,000 (December 31, 2022: £45,027,000).

In the event that the Group is in breach of certain terms within the agreement, the Gates Foundation has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Foundation at the higher of the public offering price and the market value of the shares at the date of default. Should such a breach occur or should the Company enter bankruptcy the Gates Foundation also has the exclusive right to utilise an exclusive global license granted as part of the agreement in relation to any IP generated by the Group pertaining to the Pandemic Preparedness Program for the benefit of people in certain developing countries. The default conditions are within the control of the Group and the license in question cannot be utilised unless such a default occurs or the Group enters bankruptcy. As such no fair value has been assigned to this license.

Lease commitments

In December, 22 the Group entered into a lease arrangement in relation to premises in Miami, Florida United States. The lease arrangement in question commences on September 1, 2023 and expires on June 1, 2034. Total minimum lease commitments of £3,291,000 are payable under this arrangement.